Business combinations - Additional Information (Detail) € in Thousands		12 Months Ended
	Jun. 09, 2021 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2024 EUR (€)	May 06, 2021 EUR (€) shares	Mar. 02, 2021 EUR (€)	Oct. 31, 2020 EUR (€)	Dec. 17, 2019
Statements [Line Items]
Additional paid-in capital				€ 606,057	€ 99,896
Share-based compensation expense				€ (15,431)	€ (2,327)
Optima [Member]
Statements [Line Items]
Percentage of voting equity interests acquired				100.00%							100.00%
Cash transferred				€ 11,300
Deferred consideration payable				2,600
Working capital adjustment			€ 500							€ 2,100
Cash payment			6,750	13,500
Acquisition-related costs recognised as expense for transaction						€ 615
Gross contractual amounts receivable for acquired receivables				1,830
Best estimate at acquisition date of contractual cash flows not expected to be collected for acquired receivables				207
Financial liabilities recognised as of acquisition date				€ 13,500
Pro form revenue of acquire						393,500
Pro form profit loss of acquire						12,300
Fresh Eight Limited [Member]
Statements [Line Items]
Percentage of voting equity interests acquired				100.00%					100.00%
Cash transferred				€ 11,600
Deferred consideration payable				500
Acquisition-related costs recognised as expense for transaction						€ 439
Total purchase consideration		€ 9,700	9,700	9,700
Cash payments				600					€ 8,200
Atrium Sports Inc [Member]
Statements [Line Items]
Percentage of voting equity interests acquired								100.00%
Cash transferred				183,000
Cash payment								€ 22,400
Acquisition-related costs recognised as expense for transaction				3,900
Profit (loss) of acquiree since acquisition date				(15,500)
Revenue of acquiree since acquisition date				19,100
Total purchase consideration				9,200
Remuneration				13,200
Additional paid-in capital				3,200
Share-based compensation expense				7,000
Other comprehensive income of acquire				(15,200)
Pro form revenue of acquire				568,100
Pro form net loss, since acquisition date				(9,800)
Pro form profit loss of acquire				€ 1,200
Number of instruments or interests issued or issuable | shares				1,805				1,805
Deposit liability				€ 6,000
Estimated useful life for technology and customer base				10 years
Trade receivables contractual gross				€ 2,865
Uncollectible trade receivables date of acquisition				891
Interact Sport Pty Ltd [Member]
Statements [Line Items]
Percentage of voting equity interests acquired	100.00%
Cash transferred	€ 4,700
Deferred consideration payable	€ 400
Acquisition-related costs recognised as expense for transaction				154
Cash payments		€ 3,000	€ 3,000	€ 3,000			€ 3,000
Deferred consideration payable with held period	15 months